Government grants	12 Months Ended
Dec. 31, 2020
Government Grants
Government grants

During the year ended December 31, 2020, the Company received government grants through CEWS and the CERS. The CEWS and CERS were recognized as a reduction to general and administrative expenses.

	For the years ended
	December 31,	December 31,
	2020	2019
CEWS	$292,161	$-
CERS	58,526	-
Government grants recognized	350,687	-